Investments Accounted for Using the Equity Method (Summarized Balance Sheet for Material Associates) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Current
Current assets		¥ 20,932,276	¥ 17,304,843
Current liabilities		(15,795,743)	(15,232,246)
Non-current
Non-current assets		25,988,313	27,314,287
Non-current liabilities		(747,448)	(51,909)
Shanghai Secco [member]
Current
Current assets		6,066,119	10,430,726
Current liabilities		(5,433,872)	(2,783,216)
Non-current
Non-current assets		5,735,360	6,099,126
Non-current liabilities		(66)	(32,482)
Net assets		¥ 6,367,541	¥ 13,714,154
Proportion of ownership interest in associate		20.00%	20.00%
Interest in associates and joint ventures		¥ 1,273,508	¥ 2,742,832
Adjustments for unrealized upstream and downstream transaction		(3,157)	(11,285)
Adjustments for earnings not shared by other shareholders	[1]	0	0
Investments in associates accounted for using equity method		1,270,351	2,731,547
Impairment Loss On Investment In Associates		0
Chemical Industry [member]
Current
Current assets		4,133,397	4,618,722
Current liabilities		(1,789,223)	(1,761,431)
Non-current
Non-current assets		4,431,463	3,523,528
Non-current liabilities		(619,306)	(528,237)
Net assets		¥ 6,156,331	¥ 5,852,582
Proportion of ownership interest in associate		38.26%	38.26%
Interest in associates and joint ventures		¥ 2,355,412	¥ 2,239,198
Adjustments for unrealized upstream and downstream transaction		0	0
Adjustments for earnings not shared by other shareholders	[1]	(331,826)	(331,407)
Investments in associates accounted for using equity method		2,023,586	1,907,791
Impairment Loss On Investment In Associates		0
Jinsen [member]
Current
Current assets		63,192	74,170
Current liabilities		(10,476)	(10,481)
Non-current
Non-current assets		58,737	64,421
Non-current liabilities		0	0
Net assets		¥ 111,453	¥ 128,110
Proportion of ownership interest in associate		40.00%	40.00%
Interest in associates and joint ventures		¥ 44,581	¥ 51,244
Adjustments for unrealized upstream and downstream transaction		0	0
Adjustments for earnings not shared by other shareholders	[1]	0	0
Investments in associates accounted for using equity method		16,189	51,244
Impairment Loss On Investment In Associates		(28,392)	0
Azbil [member]
Current
Current assets		274,697	227,172
Current liabilities		(111,472)	(73,450)
Non-current
Non-current assets		15,698	3,984
Non-current liabilities		(7,506)	0
Net assets		¥ 171,417	¥ 157,706
Proportion of ownership interest in associate		40.00%	40.00%
Interest in associates and joint ventures		¥ 68,567	¥ 63,083
Adjustments for unrealized upstream and downstream transaction		0	0
Adjustments for earnings not shared by other shareholders	[1]	0	0
Investments in associates accounted for using equity method		68,567	63,083
Impairment Loss On Investment In Associates		0
Shidian Energy [member]
Current
Current assets		804,470	790,069
Current liabilities		(34,565)	(20,650)
Non-current
Non-current assets		121,051	72,441
Non-current liabilities		(15,827)	0
Net assets		¥ 875,129	¥ 841,860
Proportion of ownership interest in associate		40.00%	40.00%
Interest in associates and joint ventures		¥ 350,052	¥ 336,744
Adjustments for unrealized upstream and downstream transaction		(15,979)	(19,343)
Adjustments for earnings not shared by other shareholders	[1]	0	0
Investments in associates accounted for using equity method		334,073	¥ 317,401
Impairment Loss On Investment In Associates		¥ 0

[1]	Unentitled portion represented the earnings from sales of the lands injected by Government in Chemical Industry that cannot be shared by other shareholders.